United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		July 30, 2004

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$86,754,351


                                     Title of               Value           Invst  Other   Voting Authority
Name of Issuer                        Class      Cusip    (x$1000) Shares    Disc  Mngrs     Sole  Shared  None

Exxon Mobil Corporation                Com    30231G102       8,615  193979  Sole            193979
Charter One Financial, Inc.            Com    160903100       2,802   63419  Sole             63419
General Elec Company                   Com    369604103       2,700   83337  Sole             83337
Harley Davidson Incorporated           Com    412822108       2,638   42591  Sole             42591
Burlington Resources, Inc.             Com    122014103       2,624   72534  Sole             72534
Clorox Company Del                     Com    189054109       2,476   46035  Sole             46035
ConocoPhillips                         Com    20825C104       2,468   32344  Sole             32344
Bank Of America Corporation            Com    060505104       2,430   28711  Sole             28711
Intel Corporation                      Com    458140100       2,411   87350  Sole             87350
RPM International Incorporated         Com    749685103       2,330  153317  Sole            153317
National City Corporation              Com    635405103       2,294   65520  Sole             65520
American International Group Incorpo   Com    026874107       2,293   32164  Sole             32164
Kimberly Clark Corporation             Com    494368103       2,280   34605  Sole             34605
Greif Inc Class A                      Com    397624107       2,265   53620  Sole             53620
Danaher Corporation Del                Com    235851102       2,264   43660  Sole             43660
Target Corporation                     Com    87612E106       2,261   53235  Sole             53235
Novartis A G ADR (Switzerland)         Com    66987V109       2,249   50550  Sole             50550
Microsoft Corporation                  Com    594918104       2,213   77470  Sole             77470
Citigroup Incorporated                 Com    172967101       2,209   47501  Sole             47501
L-3 Communications Hldgs Incorporate   Com    502424104       2,115   31661  Sole             31661
Cardinal Health Incorporated           Com    14149Y108       2,112   30147  Sole             30147
Pfizer Incorporated                    Com    717081103       2,061   60122  Sole             60122
Progressive Corporation Ohio           Com    743315103       2,050   24034  Sole             24034
Sungard Data Systems Incorporated      Com    867363103       2,009   77270  Sole             77270
Cisco Systems Incorporated             Com    17275R102       2,008   84705  Sole             84705
Harrahs Entertainment Incorporated     Com    413619107       1,983   36660  Sole             36660
Becton Dickinson & Company             Com    075887109       1,908   36830  Sole             36830
Amgen Incorporated                     Com    031162100       1,898   34784  Sole             34784
Steris Corporation                     Com    859152100       1,897   84085  Sole             84085
Applied Matls Incorporated             Com    038222105       1,845   94045  Sole             94045
Medtronic Incorporated                 Com    585055106       1,770   36321  Sole             36321
Wal Mart Stores Incorporated           Com    931142103       1,769   33523  Sole             33523
Alcoa Incorporated                     Com    013817101       1,721   52114  Sole             52114
BP PLC ADR                             Com    055622104       1,671   31184  Sole             31184
E M C Corporation Mass                 Com    268648102       1,374  120540  Sole            120540
Chevrontexaco Corporation              Com    166764100       1,225   13020  Sole             13020
Fifth Third Bancorp                    Com    316773100         713   13260  Sole             13260
International Business Machines        Com    459200101         580    6576  Sole              6576
Verizon Communications                 Com    92343V104         350    9665  Sole              9665
Second Bancorp, Inc.                   Com    813114105         333   10650  Sole             10650
Du Pont E I De Nemours & Company       Com    263534109         299    6720  Sole              6720
US Bancorp                             Com    902973304         278   10075  Sole             10075
America Movil S A De C V               Com    02364W105         265    7276  Sole              7276
Lincoln Electric Holdings              Com    533900106         264    7750  Sole              7750
Merck & Company Incorporated           Com    589331107         222    4681  Sole              4681
Keithley Instrs Incorporated           Com    487584104         215    9700  Sole              9700